Interest-bearing loans and borrowings - Other borrowings (Details)			12 Months Ended
	Dec. 30, 2019 USD ($) vessel T	Jun. 06, 2017 EUR (€)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,712,180,000		$ 1,273,413,000		$ 1,744,859,000
Number of bareboat-in vessels | vessel			3
Bareboat leaseback contract duration			54 months
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 236,493,000		117,588,000		221,205,000
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings			1,373,194,000		524,781,000		$ 893,291,000
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Facility size | €		€ 50,000,000						€ 150,000,000	€ 50,000,000
Borrowings			104,000,000	€ 91,800,000	38,700,000	€ 31,500,000
Borrowings term		1 year
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Borrowings			100,100,000
Number of bareboat-in vessels | vessel	3
Bareboat leaseback contract duration	54 months
Bareboat contract average daily rate per vessel	$ 20,681
Seller credit payable upon sale	$ 124,400,000
Sale And Leaseback Agreement - Lease Payments
Disclosure of detailed information about borrowings [line items]
Borrowings			56,545,000		79,211,000
Sale And Leaseback Agreement - Lease Payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings			22,667,000		22,667,000
Sale And Leaseback Agreement - Lease Payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings			33,878,000		56,545,000
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.60%
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets			$ 2,900,000		$ 1,200,000
Vessels | Sale and leaseback agreement | Nautica
Disclosure of detailed information about borrowings [line items]
Carrying capacity | T	307,284
Vessels | Sale and leaseback agreement | Nectar
Disclosure of detailed information about borrowings [line items]
Carrying capacity | T	307,284
Vessels | Sale and leaseback agreement | Noble
Disclosure of detailed information about borrowings [line items]
Carrying capacity | T	307,284